Average Annual Total Returns - Admiral - Vanguard Total World Stock Index Fund	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) Since Inception	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) Inception Date	FTSE All-World Index (reflects no deduction for fees or expenses) 1 Year	FTSE All-World Index (reflects no deduction for fees or expenses) Since Inception	FTSE All-World Index (reflects no deduction for fees or expenses) Inception Date	Spliced Total World Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced Total World Stock Index (reflects no deduction for fees or expenses) Since Inception	Spliced Total World Stock Index (reflects no deduction for fees or expenses) Inception Date	FTSE Global All Cap Fair Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap Fair Value Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap Fair Value Index (reflects no deduction for fees or expenses) Inception Date	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Inception Date
Total	16.69%	18.14%		16.11%	17.43%		10.11%	13.87%		16.63%	18.10%		16.44%			16.63%	18.10%		16.71%	18.17%		11.24%	13.31%